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                                 UNITED STATES
                      SECURITIES AND EXCHANGE COMMISSION
                            Washington, D.C. 20549

                                   Form 13F

                              FORM 13F COVER PAGE

Report for the Calendar Year or Quarter Ended: March 31, 2002

Check here if Amendment [_]; Amendment Number: ________
         This Amendment (Check only one.): [_] is a restatement.
                                           [_] adds new holdings entries.

Institutional Investment Manger Filing this Report:

Name:    Trent Capital Management, Inc.
         ------------------------------
Address: 3150 North Elm Street
         ------------------------------
         Suite 204
         ------------------------------
         Greensboro, NC 27408
         ------------------------------

Form 13F File Number: 28-

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that al required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:.   David Labiak
         ------------------------------
Title:   Chief Financial Officer
         ------------------------------
Phone:   (336) 282-9302
         ------------------------------

Signature, Place, and Date of Signing:


    /s/  David Labiak       Greensboro, North Carolina           May 12, 2004
    -----------------       --------------------------           ------------
       [Signature]                [City, State]                      [Date]

Report Type (Check only one.):

[X] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

[_] 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

[_] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

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                             FORM 13F SUMMARY PAGE

Report Summary:

Number of Other Included Managers:           None
                                        ---------------

Form 13F Information Table Entry Total:       40
                                        ---------------

Form 13F Information Table Value Total:     94,992
                                        ---------------
                                          (thousands)

List of Other Included Managers: None

Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report. None

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
                                                                                     Voting Authority
                     Title of           Value in                Investment  Other   -------------------
   Name of Issuer     Class     CUSIP   (x$1000) Shares  SH/PRN Discretion Managers  Sole   Shared None
   --------------    -------- --------- -------- ------- ------ ---------- -------- ------- ------ ----
Alliance Capital       COM    01855A101  1,603    34,541   SH      Sole              34,541
Alpha Industries       COM    020753109    178    11,700   SH      Sole              11,700
American Express       COM    025816109  5,180   126,464   SH      Sole             126,464
AOL Time Warner        COM    887317105  2,934   124,071   SH      Sole             124,071
Applied Materials      COM    038222105    326     6,000   SH      Sole               6,000
Bristol-Myers Squibb   COM    110122108  1,594    39,370   SH      Sole              39,370
Caterpillar            COM    149123101  3,371    59,304   SH      Sole              59,304
Central Parking        COM    154785109  4,000   173,970   SH      Sole             173,970
CenturyTel             COM    156700106  2,651    77,966   SH      Sole              77,966
Cisco Systems          COM    17275R102  2,876   169,885   SH      Sole             169,885
Citigroup              COM    172967101  3,926    79,282   SH      Sole              79,282
Claire's Stores        COM    179584107  2,387   122,523   SH      Sole             122,523
Clear Channel          COM    184502102  2,839    55,222   SH      Sole              55,222
Dana                   COM    235811106  2,658   123,809   SH      Sole             123,809
Dollar General         COM    256669102  2,880   176,918   SH      Sole             176,918
Equifax                COM    294429105  2,616    87,489   SH      Sole              87,489
Ericsson Comm          COM    294821608    213    51,071   SH      Sole              51,071
Fannie Mae             COM    313586109  1,094    13,699   SH      Sole              13,699
Freddie Mac            COM    313400301  2,446    38,591   SH      Sole              38,591
Gillette               COM    375766102  2,657    78,126   SH      Sole              78,126
H.J. Heinz             COM    423074103  3,022    72,816   SH      Sole              72,816
Hasbro                 COM    418056107  2,896   183,091   SH      Sole             183,091
Hewlett-Packard        COM    428236103  1,470    81,929   SH      Sole              81,929
Highwoods Properties   COM    431284108    236     8,400   SH      Sole               8,400
Honeywell              COM    438516106  2,181    57,000   SH      Sole              57,000
Intel                  COM    458140100  2,648    87,062   SH      Sole              87,062
Interpublic Group      COM    460690100  3,320    96,863   SH      Sole              96,863
ITXC                   COM    45069F109    236    39,000   SH      Sole              39,000
McDonald's             COM    580135101  2,498    90,000   SH      Sole              90,000
Merck                  COM    589331107  3,610    62,691   SH      Sole              62,691

Newell Rubbermaid      COM 651229106 4,931 154,298 SH  Sole        154,298
Nokia                  COM 654902204 4,061 195,829 SH  Sole        195,829
PerkinElmer            COM 714046109 2,921 157,889 SH  Sole        157,889
Pharmanetics           COM 71713J107 2,003 276,322 SH  Sole        276,322
PNC Financial          COM 693475105 2,626  42,714 SH  Sole         42,714
Qualcomm               COM 747525103   521  13,844 SH  Sole         13,844
Servicemaster          COM 81760N109 4,500 327,300 SH  Sole        327,300
Sherwin-Williams       COM 824348106 2,525  88,665 SH  Sole         88,665
Tellabs                COM 879664100   132  12,600 SH  Sole         12,600
United States Cellular COM 911684108   224   5,465 SH  Sole          5,465